Investments (Details Narrative) - USD ($)		1 Months Ended
	Jun. 27, 2018	Jun. 30, 2018
Schedule of Investments [Abstract]
Investments relate to uranium purchased	$ 111,500
Unrealized gain on investments		$ 1,875